TRANSFERS	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Description of Plan [Line Items]
TRANSFERS	TRANSFERS In May 2025, $201.0 million of investments were transferred out of the Plan and into the Johnson Controls Residential and Light Commercial 401(k) plan.